Shareholder Report, Holdings (Details)	May 31, 2025
C000000867 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000867 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000000867 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000867 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000867 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000867 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000867 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000867 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000867 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000867 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000867 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000867 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000000867 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000000867 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000867 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000867 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000867 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000867 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000867 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000000867 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000867 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000867 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000867 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000867 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000869 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000869 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000000869 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000869 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000869 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000869 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000869 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000869 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000869 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000869 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000869 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000869 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000000869 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000000869 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000869 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000869 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000869 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000869 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000869 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000000869 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000869 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000869 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000869 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000869 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000870 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000870 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000000870 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000870 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000870 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000870 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000870 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000870 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000870 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000870 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000870 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000870 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000000870 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000000870 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000870 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000870 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000870 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000870 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000870 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000000870 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000870 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000870 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000870 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000870 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000872 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000872 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000000872 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000872 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000872 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000872 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000872 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000872 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000872 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000872 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000872 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000872 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000000872 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000000872 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000872 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000872 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000872 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000872 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000872 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000000872 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000872 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000872 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000872 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000872 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000174004 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000174004 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000174004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000174004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000174004 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000174004 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174004 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174004 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174004 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000174004 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000174004 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174004 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174004 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174004 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000174004 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174004 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000174004 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000174004 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174004 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174004 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174004 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001397 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001397 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000001397 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000001397 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000001397 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000001397 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000001397 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001397 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001397 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001397 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001397 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001397 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000001397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000001397 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000001397 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000001397 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001397 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000001397 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001397 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000001397 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000001397 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000001397 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001397 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001397 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%